Investments in Financial Assets - Summary of Investments in Financial Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Non-current		$ 0		$ 0	$ 8
Current		262		390	264
Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		0		0	8
Current		0		0	150
Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current		0		0	0
Current		262		390	114
Public securities [member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		0		0	0
Current		0		0	99
Public securities [member] | Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current		0		0	0
Current		250	[1]	381	114
Private securities - NO and stock market promissory notes [member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		0		0	8
Current		0		0	4
Private securities - NO and stock market promissory notes [member] | Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current		0		0	0
Current		12		9	0
Term Deposits [Member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	[2]	0		0	0
Current	[2]	$ 0		$ 0	$ 47

[1]	See Note 36.
[2]	Corresponds to term deposits with the BNA.